Related Parties	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
RELATED PARTIES

NOTE 7 – RELATED PARTIES

The following transactions arose with related parties:

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	For the six-month ended
	June 30, 2025	June 30, 2024
Salary and related expenses – officers and directors(1)	1,043	881
Share based payment – officers and directors(2)	1,625	652

(1)	The amounts include payroll and related expenses of $118 for a four-month advance notice period, as agreed in the employment agreement of the Company’s former president and director, whose employment was terminated by the board of directors on May 25, 2025.

(2)	The amounts include share-based compensation expenses of $672 related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause, as provided under the equity grant agreements of the Company’s former president, founder and director, approved by the Company’s shareholder and board of directors. On November 2025 the RSUs will be technically delivered according to the employment terms.

2.	Balances with related parties

Name	Nature of transaction	As of June 30, 2025	As of December 31, 2024
Officers	Salaries and related(1)	(586)	(381)
Directors	Compensation for directors	(43)	(40)

(1)	See note 7(1.1)